UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 3012

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
7/31/12 (Unaudited)

COMMON STOCKS (98.8%)(a)
			Shares	Value

Aerospace and defense (1.4%)

Honeywell International, Inc.			118,300	$6,867,315

Precision Castparts Corp.			23,500	3,655,660

				10,522,975
Air freight and logistics (0.9%)

FedEx Corp.			76,400	6,898,920

				6,898,920
Auto components (0.8%)

Johnson Controls, Inc.			247,300	6,095,945

				6,095,945
Automobiles (2.3%)

Ford Motor Co.			500,200	4,621,848

Nissan Motor Co., Ltd. (Japan)			1,335,800	12,541,163

				17,163,011
Beverages (1.6%)

Anheuser-Busch InBev NV (Belgium)			147,875	11,688,580

				11,688,580
Building products (0.6%)

Owens Corning, Inc.(NON)			158,100	4,246,566

				4,246,566
Capital markets (2.6%)

Blackstone Group LP (The)			325,200	4,504,020

Charles Schwab Corp. (The)			446,800	5,643,084

Deutsche Bank AG (Germany)			78,000	2,366,520

Morgan Stanley			192,100	2,624,081

State Street Corp.			97,600	3,941,088

				19,078,793
Chemicals (6.1%)

Agrium, Inc. (Canada)			48,900	4,651,315

CF Industries Holdings, Inc.			42,500	8,319,800

Georgia Gulf Corp.			149,500	4,900,610

K&S AG (Germany)			96,123	4,732,369

Lanxess AG (Germany)			51,482	3,568,672

Monsanto Co.			159,700	13,673,514

Tronox, Ltd. Class A(NON)			232,000	5,375,440

				45,221,720
Commercial banks (5.1%)

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			516,780	3,342,045

Kasikornbank PCL NVDR (Thailand)			762,300	4,224,692

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			848,500	4,075,345

Regions Financial Corp.			713,800	4,968,048

Sberbank of Russia ADR (Russia)			689,243	7,572,691

Siam Commercial Bank PCL (Thailand)			848,300	4,339,889

Wells Fargo & Co.			263,172	8,897,845

				37,420,555
Commercial services and supplies (0.5%)

Aggreko PLC (United Kingdom)			120,200	3,836,896

				3,836,896
Communications equipment (0.8%)

Qualcomm, Inc.			100,900	6,021,712

				6,021,712
Computers and peripherals (3.1%)

Apple, Inc.(NON)			24,200	14,780,392

Asustek Computer, Inc. (Taiwan)			428,720	3,936,069

Gemalto NV (Netherlands)			48,947	3,741,987

				22,458,448
Construction and engineering (0.4%)

KBR, Inc.			123,300	3,235,392

				3,235,392
Consumer finance (0.8%)

Capital One Financial Corp.			105,600	5,965,344

				5,965,344
Diversified financial services (2.3%)

JPMorgan Chase & Co.			335,600	12,081,600

ORIX Corp. (Japan)			51,600	4,887,438

				16,969,038
Diversified telecommunication services (3.3%)

CenturyLink, Inc.			113,900	4,731,406

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			114,300	5,293,735

Verizon Communications, Inc.			251,900	11,370,766

Ziggo NV (Netherlands)(NON)			98,483	2,842,260

				24,238,167
Electrical equipment (0.6%)

Mitsubishi Electric Corp. (Japan)			560,000	4,427,405

				4,427,405
Electronic equipment, instruments, and components (1.1%)

Hon Hai Precision Industry Co., Ltd. (Taiwan)			1,367,000	3,792,093

TE Connectivity, Ltd. (Switzerland)			128,900	4,254,989

				8,047,082
Energy equipment and services (2.1%)

National Oilwell Varco, Inc.			92,300	6,673,290

Oceaneering International, Inc.			79,240	4,095,916

Oil States International, Inc.(NON)			59,600	4,332,920

				15,102,126
Food and staples retail (1.0%)

Lawson, Inc. (Japan)			101,200	7,274,835

				7,274,835
Food products (1.1%)

Danone (France)			71,866	4,366,810

Kerry Group PLC Class A (Ireland)			85,041	3,866,300

				8,233,110
Gas utilities (0.8%)

Tokyo Gas Co., Ltd. (Japan)			1,124,000	5,800,141

				5,800,141
Health-care equipment and supplies (1.3%)

Covidien PLC (Ireland)			99,700	5,571,236

Stryker Corp.			76,300	3,969,889

				9,541,125
Health-care providers and services (4.6%)

Aetna, Inc.			282,149	10,174,293

Brookdale Senior Living, Inc.(NON)			215,800	3,552,068

Catamaran Corp. (Canada)(NON)			59,800	5,053,698

Express Scripts Holding Co.(NON)			138,200	8,007,308

UnitedHealth Group, Inc.			134,900	6,892,041

				33,679,408
Hotels, restaurants, and leisure (1.8%)

Compass Group PLC (United Kingdom)			914,111	9,781,018

TUI Travel PLC (United Kingdom)			1,276,895	3,646,257

				13,427,275
Household durables (2.8%)

Lennar Corp. Class A			147,600	4,311,396

Persimmon PLC (United Kingdom)			313,982	3,011,917

PulteGroup, Inc.(NON)			403,800	4,562,940

Standard Pacific Corp.(NON)(S)			781,400	4,430,538

Toll Brothers, Inc.(NON)			140,700	4,104,219

				20,421,010
Independent power producers and energy traders (0.6%)

Electric Power Development Co. (Japan)			177,800	4,189,393

				4,189,393
Industrial conglomerates (0.8%)

Tyco International, Ltd.			112,500	6,180,750

				6,180,750
Insurance (3.7%)

Aflac, Inc.			119,600	5,236,088

Aon PLC (United Kingdom)			134,000	6,592,800

Assured Guaranty, Ltd. (Bermuda)			239,700	2,871,606

Marsh & McLennan Cos., Inc.			199,800	6,635,358

Prudential PLC (United Kingdom)			519,010	6,160,051

				27,495,903
Internet and catalog retail (2.0%)

Amazon.com, Inc.(NON)			23,600	5,505,880

HomeAway, Inc.(NON)			239,000	5,487,440

Priceline.com, Inc.(NON)			5,600	3,705,744

				14,699,064
Internet software and services (1.9%)

Baidu, Inc. ADR (China)(NON)			42,300	5,097,996

Telecity Group PLC (United Kingdom)(NON)			646,462	8,663,131

				13,761,127
IT Services (1.6%)

Accenture PLC Class A			86,900	5,240,070

Visa, Inc. Class A			49,700	6,414,779

				11,654,849
Leisure equipment and products (0.4%)

Sankyo Co., Ltd. (Japan)			64,800	3,213,009

				3,213,009
Machinery (0.7%)

Stanley Black & Decker, Inc.			77,400	5,177,286

				5,177,286
Media (0.6%)

Major Cineplex Group PCL (Thailand)			7,041,400	4,228,867

				4,228,867
Multiline retail (0.6%)

Mitra Adiperkasa Tbk PT (Indonesia)			5,307,000	4,021,728

				4,021,728
Oil, gas, and consumable fuels (9.9%)

BG Group PLC (United Kingdom)			995,719	19,571,949

Cabot Oil & Gas Corp.			134,700	5,682,993

Canadian Natural Resources, Ltd. (Canada)			112,600	3,068,350

Inpex Corp. (Japan)			960	5,346,324

Marathon Oil Corp.			243,400	6,442,798

Noble Energy, Inc.			55,200	4,826,136

Origin Energy, Ltd. (Australia)			356,560	4,401,032

Royal Dutch Shell PLC Class A (United Kingdom)			422,554	14,356,969

Southwestern Energy Co.(NON)			121,200	4,029,900

Tullow Oil PLC (United Kingdom)			252,421	5,073,650

				72,800,101
Pharmaceuticals (5.8%)

Astellas Pharma, Inc. (Japan)			169,000	8,030,684

Pfizer, Inc.			663,563	15,952,055

Sanofi (France)			135,471	11,022,591

Shire PLC (Ireland)			258,861	7,455,242

				42,460,572
Professional services (0.6%)

Verisk Analytics, Inc. Class A(NON)			89,500	4,497,375

				4,497,375
Real estate management and development (3.5%)

BR Malls Participacoes SA (Brazil)			254,900	2,975,409

BR Properties SA (Brazil)			252,700	2,947,262

CBRE Group, Inc. Class A(NON)			212,500	3,310,750

Hongkong Land Holdings, Ltd. (Hong Kong)			746,000	4,459,184

Hysan Development Co., Ltd. (Hong Kong)			910,000	3,838,309

Mitsui Fudosan Co., Ltd. (Japan)			230,000	4,422,919

Sun Hung Kai Properties, Ltd. (Hong Kong)			335,000	4,171,910

				26,125,743
Road and rail (0.5%)

Localiza Rent a Car SA (Brazil)			238,100	3,861,050

				3,861,050
Semiconductors and semiconductor equipment (3.4%)

Advanced Micro Devices, Inc.(NON)			483,100	1,961,386

Samsung Electronics Co., Ltd. (South Korea)			6,579	7,554,801

SK Hynix, Inc. (South Korea)(NON)			246,610	4,682,948

Spreadtrum Communications, Inc. ADR (China)(S)			186,400	3,370,112

Texas Instruments, Inc.			272,200	7,414,728

				24,983,975
Software (1.9%)

Konami Corp. (Japan)			266,900	5,652,920

Nuance Communications, Inc.(NON)			152,000	3,093,200

Salesforce.com, Inc.(NON)			42,200	5,247,992

				13,994,112
Specialty retail (3.2%)

AutoZone, Inc.(NON)			10,500	3,939,915

Best Buy Co., Inc.			127,200	2,301,048

Industria de Diseno Textil (Inditex) SA (Spain)			42,499	4,356,216

Kingfisher PLC (United Kingdom)			1,114,217	4,637,818

Lowe's Cos., Inc.			336,200	8,529,394

				23,764,391
Textiles, apparel, and luxury goods (1.0%)

Coach, Inc.			77,300	3,813,209

Hanesbrands, Inc.(NON)			119,000	3,572,380

				7,385,589
Tobacco (4.8%)

Japan Tobacco, Inc. (Japan)			526,200	16,565,025

Lorillard, Inc.			36,400	4,682,496

Philip Morris International, Inc.			150,700	13,780,008

				35,027,529
Trading companies and distributors (1.0%)

W.W. Grainger, Inc.			35,600	7,291,948

				7,291,948
Water utilities (0.5%)

United Utilities Group PLC (United Kingdom)			343,314	3,669,585

				3,669,585

Total common stocks (cost $690,942,558)				$727,499,525

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

LIC Housing Finance, Ltd. 144A (India)	6/3/14	$0.00001	433,073	$2,040,578

Total warrants (cost $1,970,689)				$2,040,578

SHORT-TERM INVESTMENTS (1.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)			1,772,025	$1,772,025

Putnam Money Market Liquidity Fund 0.13%(e)			4,624,106	4,624,106

SSgA Prime Money Market Fund 0.12%(P)			669,377	669,377

U.S. Treasury Bills with effective yields ranging from 0.175% to 0.187%, May 2, 2013			$1,092,000	1,090,734

U.S. Treasury Bills with effective yields ranging from 0.166% to 0.172%, May 30, 2013(SEGSF)			1,371,000	1,369,219

Total short-term investments (cost $9,525,013)				$9,525,461

TOTAL INVESTMENTS

Total investments (cost $702,438,260)(b)				$739,065,564

FORWARD CURRENCY CONTRACTS at 7/31/12 (aggregate face value $263,974,010) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	8/16/12	$3,267,666	$3,177,629	$90,037
	British Pound	Buy	8/16/12	40,921	40,527	394
	Canadian Dollar	Buy	8/16/12	352,287	346,811	5,476
	Euro	Buy	8/16/12	2,134,214	2,104,709	29,505
	Norwegian Krone	Buy	8/16/12	3,091,549	3,048,996	42,553
	Norwegian Krone	Sell	8/16/12	3,091,549	3,055,492	(36,057)
	Swiss Franc	Buy	8/16/12	6,496,979	6,515,989	(19,010)
Barclays Bank PLC
	British Pound	Sell	8/16/12	3,463,196	3,427,484	(35,712)
	Euro	Buy	8/16/12	15,395,673	15,679,317	(283,644)
	Hong Kong Dollar	Buy	8/16/12	4,117,877	4,117,351	526
	Japanese Yen	Sell	8/16/12	4,742,218	4,669,417	(72,801)
	Norwegian Krone	Sell	8/16/12	5,467,004	5,391,270	(75,734)
	Swedish Krona	Buy	8/16/12	3,927,583	3,780,502	147,081
	Swiss Franc	Buy	8/16/12	1,703,163	1,721,199	(18,036)
Citibank, N.A.
	Australian Dollar	Buy	8/16/12	6,614,152	6,401,956	212,196
	British Pound	Sell	8/16/12	2,695,583	2,667,167	(28,416)
	Canadian Dollar	Buy	8/16/12	2,660,596	2,586,015	74,581
	Danish Krone	Buy	8/16/12	2,851,207	2,920,724	(69,517)
	Euro	Sell	8/16/12	2,487,762	2,513,698	25,936
	Norwegian Krone	Buy	8/16/12	2,375,455	2,342,433	33,022
	Norwegian Krone	Sell	8/16/12	2,375,455	2,358,728	(16,727)
	Singapore Dollar	Buy	8/16/12	535,035	525,576	9,459
	Swedish Krona	Buy	8/16/12	414,667	403,691	10,976
	Swedish Krona	Sell	8/16/12	414,667	399,117	(15,550)
	Swiss Franc	Buy	8/16/12	4,070,665	4,114,285	(43,620)
Credit Suisse AG
	Australian Dollar	Buy	8/16/12	6,955,885	6,631,543	324,342
	British Pound	Buy	8/16/12	5,275,146	5,262,275	12,871
	Canadian Dollar	Buy	8/16/12	3,867,483	3,759,217	108,266
	Euro	Sell	8/16/12	865,474	875,123	9,649
	Japanese Yen	Sell	8/16/12	6,623,747	6,472,995	(150,752)
	Swiss Franc	Buy	8/16/12	9,278,105	9,371,701	(93,596)
Deutsche Bank AG
	British Pound	Sell	8/16/12	2,887,173	2,857,479	(29,694)
	Canadian Dollar	Buy	8/16/12	3,966,072	3,852,918	113,154
	Swiss Franc	Buy	8/16/12	1,122,635	1,134,711	(12,076)
Goldman Sachs International
	Australian Dollar	Buy	8/16/12	5,522,516	5,264,168	258,348
	Japanese Yen	Sell	8/16/12	160,369	157,907	(2,462)
	Norwegian Krone	Sell	8/16/12	4,905,056	4,868,513	(36,543)
	Swedish Krona	Sell	8/16/12	2,057,568	1,979,961	(77,607)
HSBC Bank USA, National Association
	British Pound	Sell	8/16/12	2,839,667	2,810,892	(28,775)
	Euro	Sell	8/16/12	2,407,035	2,433,851	26,816
	Hong Kong Dollar	Sell	8/16/12	1,860,257	1,859,935	(322)
	Norwegian Krone	Buy	8/16/12	162,985	161,730	1,255
	Swiss Franc	Buy	8/16/12	375,100	379,158	(4,058)
JPMorgan Chase Bank, N.A.
	British Pound	Sell	8/16/12	5,723,234	5,664,691	(58,543)
	Canadian Dollar	Buy	8/16/12	1,640,518	1,594,887	45,631
	Euro	Sell	8/16/12	3,115,240	3,148,224	32,984
	Hong Kong Dollar	Sell	8/16/12	835,465	835,388	(77)
	Japanese Yen	Sell	8/16/12	9,508,378	9,329,710	(178,668)
	Singapore Dollar	Buy	8/16/12	5,244,437	5,151,152	93,285
	Swedish Krona	Buy	8/16/12	1,559,001	1,517,668	41,333
Royal Bank of Scotland PLC (The)
	British Pound	Sell	8/16/12	1,282,178	1,305,344	23,166
	Canadian Dollar	Buy	8/16/12	315,802	228,748	87,054
	Euro	Buy	8/16/12	2,165,101	2,227,858	(62,757)
	Japanese Yen	Sell	8/16/12	1,856,625	1,828,745	(27,880)
	Swedish Krona	Buy	8/16/12	1,973,668	1,897,561	76,107
	Swedish Krona	Sell	8/16/12	1,973,668	1,921,205	(52,463)
	Swiss Franc	Sell	8/16/12	2,556,128	2,582,154	26,026
State Street Bank and Trust Co.
	Canadian Dollar	Buy	8/16/12	4,372,089	4,249,903	122,186
	Euro	Buy	8/16/12	8,581,524	8,670,153	(88,629)
	Israeli Shekel	Buy	8/16/12	2,064,293	2,097,083	(32,790)
	Norwegian Krone	Sell	8/16/12	3,221,320	3,197,531	(23,789)
	Swedish Krona	Buy	8/16/12	6,133,407	5,902,318	231,089
UBS AG
	British Pound	Buy	8/16/12	5,982,398	5,921,051	61,347
	Canadian Dollar	Buy	8/16/12	8,712,977	8,468,000	244,977
	Euro	Sell	8/16/12	1,808,476	1,827,906	19,430
	Norwegian Krone	Buy	8/16/12	16,674,896	16,551,757	123,139
	Swiss Franc	Buy	8/16/12	4,134,804	4,177,294	(42,490)
Westpac Banking Corp.
	British Pound	Sell	8/16/12	12,486,102	12,358,061	(128,041)
	Canadian Dollar	Buy	8/16/12	2,265,344	2,202,248	63,096
	Euro	Sell	8/16/12	1,263,940	1,277,548	13,608
	Japanese Yen	Sell	8/16/12	3,448,387	3,395,662	(52,725)

Total						$941,340

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipt

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $736,598,352.
(b)	The aggregate identified cost on a tax basis is $703,039,060, resulting in gross unrealized appreciation and depreciation of $78,017,436 and $41,990,932, respectively, or net unrealized appreciation of $36,026,504.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,624,173.
	The fund received cash collateral of $1,772,025, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $6,430 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $240,827,502 and $257,868,221, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $517,098 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	52.3%
	Japan	12.5
	United Kingdom	12.1
	Ireland	2.3
	France	2.1
	Thailand	1.7
	Canada	1.7
	Hong Kong	1.7
	South Korea	1.7
	Belgium	1.6
	Germany	1.4
	Brazil	1.3
	China	1.1
	Taiwan	1.0
	Spain	1.0
	Russia	1.0
	Netherlands	0.9
	Australia	0.6
	Switzerland	0.6
	Indonesia	0.5
	Other	0.9

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $260,200,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $847,648 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $471,521 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $422,450.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$69,210,763	$45,209,126	$—
Consumer staples	18,462,504	43,761,550	—
Energy	39,152,303	48,749,924	—
Financials	85,900,792	47,154,584	—
Health care	59,172,588	26,508,517	—
Industrials	51,912,262	8,264,301	—
Information technology	62,897,356	38,023,949	—
Materials	36,920,679	8,301,041	—
Telecommunication services	16,102,172	8,135,995	—
Utilities	—	13,659,119	—
Total common stocks	439,731,419	287,768,106	—
Warrants	—	2,040,578	—
Short-term investments	5,293,483	4,231,978	—

Totals by level	$445,024,902	$294,040,662	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$941,340	$—

Totals by level	$—	$941,340	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$2,840,901	$1,899,561
Equity contracts	2,040,578	—

Total	$4,881,479	$1,899,561

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012